Bank Loans, Notes Payable and Mortgages Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Bank Loans, Notes Payable and Mortgages Payable

Note 7 — Bank Loans, Notes Payable and Mortgages Payable

Bank Loans

In November 2010, Erye obtained a bank loan of approximately $3,094,000 from the CITIC Bank International with a variable interest rate that is currently 6.06% and is due in November 2011.

In March 2011, Erye obtained a bank loan of approximately $1,547,000 from the China Merchants Bank with a variable interest rate that is currently 6.06% and is due in September 2011.

In May 2011, Erye obtained a bank loan of approximately $3,094,000 from Commercial Bank of China with a variable interest rate that is currently 7.02% and is due in November 2011.

Notes Payable

Erye has approximately $10,962,900 of notes payable outstanding as of June 30, 2011. Notes are payable to the banks who issue bank notes to Erye’s creditors. Notes payable are interest free and usually mature after a three to six month period. In order to issue notes payable on behalf of Erye, the banks require collateral, such as cash deposits which are approximately 30% – 50% of notes to be issued, or properties owned by Erye. Restricted cash pledged as collateral for the balance of notes payable at June 30, 2011 and December 31, 2010, amounted to approximately $4,897,400 and $3,381,400, respectively. At June 30, 2011 and December 31, 2010, the restricted cash amounted to 44.7% and 35.80%, respectively, of the notes payable Erye issued, and the remainder of the notes payable is collateralized by pledging the land use right Erye owns, which amounted to approximately $4,850,200 and $4,807,800 at June 30, 2011 and December 31, 2010, respectively.

The Company has financed certain insurance policies and has notes payable at June 30, 2011 of approximately $94,000 related to these policies. These notes require monthly payments and mature in less than one year.

Mortgages Payable

On October 31, 2007, PCT issued a note to borrow $3,120,000 (the “Note”) in connection with its $3,818,500 purchase of condominium units in an existing building in Allendale, New Jersey (the “Property”) that PCT uses as a laboratory and stem cell processing facility. The Note is payable in 239 consecutive monthly payments of principal and interest, based on a 20 year amortization schedule; and one final payment of all outstanding principal plus accrued interest then due. The current monthly installment is $20,766, which includes interest at an initial rate of 5.00%; the interest rate and monthly installments payments are subject to adjustment on October 1, 2017. On that date, upon prior written notice, the lender shall have the option to declare the entire outstanding principal balance, together with all outstanding interest, due and payable in full. The Note is secured by substantially all of the assets of PCT, including a first mortgage on the Property and assignment of an amount approximately equal to eighteen months debt service held in escrow. The Note matures on October 1, 2027 if not called by the lender on October 1, 2017. The note is subject to certain debt service coverage and total debt to tangible net worth financial covenant ratios semi-annually. The next measurement date for compliance with financial covenants is December 31, 2011. PCT was not in compliance with such covenants at the measurement date of June 30, 2011, and has obtained a covenant waiver letter from the lender for all periods through June 30, 2011. The outstanding balance was approximately $2,763,200 at June 30, 2011 of which $111,200 is payable within twelve months. On December 6, 2010 PCT Allendale, a wholly-owned subsidiary of PCT, entered into a note for a second mortgage in the amount of $1 million on the Allendale Property with TD Bank, N.A. This loan is guaranteed by PCT, DomaniCell (a wholly-owned subsidiary of PCT, now known as NeoStem Family Storage, LLC), Northern New Jersey Cancer Associates (“NNJCA”) and certain partners of NNJCA and is subject to a financial covenant starting December 31, 2011. The loan is for 124 months at a fixed rate of 6% for the first 64 months. The loan is callable for a certain period prior to the interest reset date. The initial four months is interest only. The outstanding balance as of June 30, 2011 is $957,000 of which $74,100 is payable within twelve months.

Note 7 — Notes Payable and Bank Loans

In 2009, in order to move forward certain research and development activities, strategic relationships in various clinical and therapeutic areas, as well as to support activities related to the Erye Merger, on February 25, 2009 and March 6, 2009, respectively, the Company issued promissory notes to RimAsia Capital Partners L.P. (“RimAsia”), a principal shareholder of the Company, in the principal amounts of $400,000 and $750,000, respectively. The notes bore interest at the rate of 10% per annum and were due and payable on October 31, 2009, except that all principal and accrued interest on the notes was immediately due and payable in the event the Company raised over $10 million in equity financing prior to October 31, 2009. The notes contained standard events of default and in the event of a default that was not subsequently cured or waived, the interest rate would increase to a rate of 15% per annum and, at the option of RimAsia and upon notice, the entire unpaid principal balance together with all accrued interest thereon would be immediately due and payable. The notes or any portion thereof could be prepaid at any time at the discretion of the Company without premium or penalty. On April 9, 2009 these notes and the related accrued interest were repaid from the proceeds of an $11,000,000 offering of units consisting of shares of the Company’s Series D Convertible Redeemable Preferred Stock and warrants to purchase shares of Common Stock.

In December 2009, Erye obtained a loan of approximately $2,200,500 from the Industrial and Commercial Bank with an interest rate of 4.86% that was due in June 2010. In April 2010 this loan was paid in full.

In December 2009, in order to facilitate working capital requirements in China, NeoStem (China) issued a promissory note to the Bank of Rizhao Qingdao Branch for approximately $645,500. The note bore an interest rate of 4.05%. The note was repaid in the second quarter of 2010. The loan was collateralized by cash in a restricted bank account totaling approximately $761,100 and these funds were returned when the note was repaid.

On May 25, 2010 NeoStem (China) issued a promissory note to the Bank of Rizhao Qingdao Branch for approximately $538,000 due November 25, 2010 and bearing interest at 4.86% per annum. The loan was collateralized by cash in a restricted bank account totaling approximately $600,900. This note was repaid in full in November 2010 and the funds were returned when the note was repaid.

In November 2010, Erye obtained a loan of approximately $3,034,000 from the CITIC Bank International with an interest rate of 5.56% and is due in November 2011.

Erye has approximately $9,451,500 of notes payable outstanding as of December 31, 2010. Notes are payable to the banks who issue bank notes to Erye’s creditors. Notes payable are interest free and usually mature after a three to six month period. In order to issue notes payable on behalf of Erye, the banks require collateral, such as cash deposits which are approximately 30%-50% of notes to be issued, or properties owned by Erye. Restricted cash pledged as collateral for the balance of notes payable at December 31, 2010 and 2009, amounted to approximately $3,381,400 and $3,955,400, respectively. At December 31, 2010 and 2009, the restricted cash amounted to 35.8% and 43.2% of the notes payable Erye issued, and the remainder of the notes payable is collateralized by pledging the land use right Erye owns, which amounted to approximately $4,807,800 and $4,711,700 at December 31, 2010 and 2009, respectively.

The Company has financed certain insurance policies and has notes payable at December 31, 2010 of approximately $116,900 related to these policies. These notes require monthly payments and mature in less than one year.